UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina  27802
(Address of principal executive offices)  (Zip code)

Paracorp Inc.
2140 South Dupont Hwy, Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end:  September 30

Date of reporting period: March 31, 2023

Item 1. REPORT TO STOCKHOLDERS.

(a)
Semi-Annual Report 2023
For the fiscal period from October 1, 2022 through March 31, 2023
(Unaudited)

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Sector Rotation Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Sector Rotation Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Sector Rotation Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Sector Rotation Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at https://fundinfopages.com/NAVFX. or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on the Sector Rotation Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

(Unaudited)
Not Your Father’s Global Financial Crisis
For those too young to remember, “Not Your Father’s Oldsmobile” was a popular catchphrase in the late 1980s. Coined by ad execs for the automobile manufacturer, which was determined to shake the image that it built boring cars for geriatrics, the campaign ultimately failed, and has been blamed for hastening Oldsmobile’s irrelevance and eventual demise. But that catchphrase survives in modern culture and is used to suggest a bit of déjà vu—something we’ve seen before, but not in quite the same way. Like the “banking crisis” earlier this year.
Recall the Global Financial Crisis of 2007-2009, also referred to as “The Great Recession,” which began when the U.S. housing market—which had been fueled by easy money, including low interest rates—went bust. Banks had given mortgages to people who, subsequently, proved to be a bad credit risk, and financial firms repackaged those loans into mortgage-backed securities (MBS) and sold them. When the real estate market collapsed in 2007, those securities declined precipitously in value.
This time around, it was a bit different. The crisis began when Silicon Valley Bank (SVB), which catered to startup companies, began seeing a run on deposits as the tech industry weakened. That placed SVB in a difficult position because it had invested many of those deposits in long-term U.S. Treasuries, which paid a healthy interest rate at the time. As the U.S. Federal Reserve (Fed) raised interest rates to reign in inflation, newly-issued Treasuries paid more, making SVB’s Treasuries worth less on the open market. To meet requests from withdrawals, SVB thus had sold its Treasuries for a loss. As depositors gained wind of this, they withdrew even more of their deposits, creating a classic “bank run”.
This is why I say the recent banking crisis is “Not Your Father’s Oldsmobile.” It happened a little differently from the Global Financial Crisis of 2007-2009.
On the other hand, there are many similarities to the Global Financial Crisis of 2007-2009, which, not surprisingly, begin with the meddling of regulators who think they know more than the rest of us. For years, the Fed kept interest rates low, allowing us to get 30-year fixed-rate mortgages in the ballpark of 2%. We spent and we spent and we spent. Then the pandemic struck. Politicians panicked and spent money, we didn’t have, on bailout packages. This made the policymakers print even more money.
And that led to inflation, as I mentioned in my last letter. When the government prints money, consumers have more cash to spend. If the amount of goods stays the same (or falls due to supply chain disruptions, cough cough), that extra cash drives up prices.
At first, the meddlers tried to tell us inflation was transitory, but I didn’t buy it, as I explained in previous letters. “I say (mostly) hogwash to that. The government has good reason to pay the ‘transitory’ card: It created this mess! All of those bailout packages increased the money supply and diluted the value of each dollar in circulation.”
As I mentioned in my last letter, that’s really hurting homebuyers. Buying a home then—assuming you put 20% down—would give you a monthly payment of around $1,204, thanks to a 30-year fixed interest rate of about 3%. Today, that payment would be closer to $2,000. And it’s only going to worsen.

I find their glee misplaced. The Fed has not meaningfully reigned in inflation. It only slowed its rate hikes to curtail panic and avoid a recession the likes of which most of us have never seen (which we call a “depression”). Remember when mortgage rates creeped close to 20%? That’s where we’re headed, in my opinion.
This makes investing difficult. I hope some of you listened last year when I wrote, “Best to get those fixed-rate loans now.” That’s because when inflation rises, you usually end up with more money in your pocket. That’s not a good thing, generally speaking, because the things you want to buy cost more, too. But the one thing that doesn’t cost more is fixed-rate debt.
But if you don’t have fixed-rate debt, where do you invest?
Let’s start with my forecast:
(1) As interest rates rise, homes will become less affordable, and people will stop buying homes, so the housing market (especially commercial) is going to slow down significantly if not totally crash. It may be worse in cities, where crime is skyrocketing, which no longer have the hold on workers they did before the pandemic showed us, we can work remotely.
(2) People with variable-rate mortgages will see their monthly costs increase. Eventually, they will default on their mortgages. Rural areas, which tend to be poorer, will suffer.
(3) As inflation rises, along with housing costs, consumers will stop buying unnecessary goods (which is why companies like Amazon are cutting back on hiring). Corporate profits will suffer and stock process will decline accordingly.
(4) This could lead to general economic mayhem. We call it a recession, or a depression, depending on how bad it is.
(5) In terms of investing, be careful. Why? Because the stock market gains have been and, in my opinion, will continue to be concentrated, very few stocks, or as I like to view the market sectors. 2022 was a year where you were “rewarded” by avoiding the worst of the worst.  2023 is starting to shape up as a year where most of the gains will be in only several sectors.
Because the investments that satisfied investors over the past one to five years likely won’t satisfy investors over the next one to five years, I’m always looking at the economy and markets from five miles up.
Remember what I said in my last letter: “It seems that Credit Suisse’s credit default swaps (CDS) are close to surpassing levels last seen during the Great Financial Crisis. … When CDS trade at high levels, risk is high. … I can’t say how it will turn out, and I don’t want to draw too many conclusions. Maybe it’s a false alarm. But it points to, at minimum, an uncertainty in the markets that has many on edge.” Not long after, Credit Suisse was seized by regulators and sold to UBS.
In closing, the last 6 months were dominated by a series of interest rate increases. In response, the Fund stayed very disciplined in its sector rotation strategy. However, as I always say, “A prudent portfolio is always a work in process.” I did the following:
1. 2.
The Fund closed out its position in the financial sector on March 14, 2023. This was done out of abundance of caution due to several very large bank failures. I do expect to return the Fund to the sector when the skies clear.
Although, historically not a large part of the Fund, the Fund also sold 100% of the securities it held in the real estate sector.

3.
As I watched the FOMC interest rates, meeting after meeting, I was sure to have the Fund avoid any exposure to the long-term government bond and corporate bond sectors. As with the financial sector, I expect to have the Fund re-enter these sectors sometime in the near future.

As always, I appreciate the trust you have placed in me. I will continue to work hard every day to maintain that trust.

Mark Anthony Grimaldi,
Portfolio Manager and Author

RCSEC0423001

Sector Rotation Fund

Schedule of Investments
(Unaudited)

As of March 31, 2023
	Shares	Value (Note 1)

EXCHANGE-TRADED FUNDS - 90.26%

Communication Services - 13.64%
Vanguard Communication Services ETF	40,000	$3,866,800

Consumer Discretionary - 22.46%
Invesco Dynamic Leisure and Entertainment ETF	40,000	1,627,600
SPDR S&P Retail ETF	15,000	951,300
Vanguard Consumer Discretionary ETF	15,000	3,788,250
		6,367,150
Health Care - 9.25%
Vanguard Health Care ETF	11,000	2,623,060

Industrials - 16.80%
Vanguard Industrials ETF	25,000	4,762,750

Information Technology - 20.40%
Vanguard Information Technology ETF	15,000	5,782,050

Large-Cap - 1.44%
SPDR S&P 500 ETF Trust	1,000	409,390

Materials - 6.27%
Vanguard Materials ETF	10,000	1,778,200

Total Exchange-Traded Funds (Cost $21,009,831)		25,589,400

SHORT-TERM INVESTMENT - 3.80%
Fidelity Institutional Money Market Fund - Treasury Portfolio, 4.70% §	1,076,246	1,076,246

Total Short-Term Investment (Cost $1,076,246)		1,076,246

Total Value of Investments (Cost $22,086,077) - 94.06%		$26,665,646

Other Assets Less Liabilities - 5.94%		1,683,441

NET ASSETS - 100.00%		$28,349,087

§ Represents 7 day effective yield on March 31, 2023.

		(Continued)

Sector Rotation Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2023

Summary of Investments
(Unaudited)	% of Net
	Assets	Value
Exchange Traded Funds:
Communication Services	13.64%	$3,866,800
Consumer Discretionary	22.46%	6,367,150
Health Care	9.25%	2,623,060
Industrials	16.80%	4,762,750
Information Technology	20.40%	5,782,050
Large-Cap	1.44%	409,390
Materials	6.27%	1,778,200
Short-Term Investment	3.80%	1,076,246
Other Assets Less Liabilities	5.94%	1,683,441
Total Assets	100.00%	$ 28,349,087

See Notes to Financial Statements

Sector Rotation Fund

Statement of Assets and Liabilities
(Unaudited)

As of March 31, 2023

Assets:
Investments, at value (cost $22,086,077)	$26,665,646
Receivables:
Dividends and interest	10,519
Investments sold	1,719,196
Prepaid expenses:
Registration and filing expenses	8,133

Total assets	28,403,494

Liabilities:
Accrued expenses:
Advisory fees	23,014
Professional fees	11,019
Custody fees	6,181
Shareholder fulfillment expenses	3,967
Compliance fees	3,821
Distribution and service fees	2,416
Administrative fees	1,274
Security pricing fees	965
Insurance fees	672
Miscellaneous expenses	447
Trustee fees and meeting expenses	426
Fund accounting fees	133
Transfer agent fees	72

Total liabilities	54,407

Net Assets	$28,349,087

Net Assets Consist of:
Paid in Capital	$23,530,028
Distributable Earnings	4,819,059

Total Net Assets	$28,349,087
Shares Outstanding, no par value (unlimited authorized shares)	2,274,820
Net Asset Value, Maximum Offering Price, and Redemption Price Per Share	$12.46

See Notes to Financial Statements

Sector Rotation Fund

Statement of Operations
(Unaudited)

For the Fiscal Period Ended March 31, 2023

Investment Income:
Dividends	$235,477

Total Investment Income	235,477

Expenses:
Advisory fees (Note 2)	135,567
Distribution and service fees (Note 4)	33,892
Professional fees	18,746
Administration fees (Note 2)	17,379
Registration and filing expenses	15,570
Fund accounting fees (Note 2)	14,824
Transfer agent fees (Note 2)	10,558
Shareholder fulfillment expenses	10,374
Compliance fees (Note 2)	9,828
Custody fees (Note 2)	5,441
Trustee fees and meeting expenses (Note 3)	4,550
Insurance fees	2,184
Miscellaneous expenses (Note 2)	2,184
Security pricing fees	1,638

Total Expenses	282,735

Expenses waived by Advisor (Note 2)	(28)

Net Expenses	282,707

Net Investment Loss	(47,230)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	498,253

Net change in unrealized appreciation on investments	2,922,261

Net Realized and Unrealized Gain on Investments	3,420,514

Net Increase in Net Assets Resulting from Operations	$3,373,284

See Notes to Financial Statements

Sector Rotation Fund

Statements of Changes in Net Assets
	March 31,	September 30,
For the fiscal year or period ended	2023 (a)	2022

Operations:
Net investment loss	$(47,230)	$(205,122)
Net realized gain from investment transactions	498,253	1,752,650
Net change in unrealized appreciation (depreciation) on investments	2,922,261	(7,395,333)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,373,284	(5,847,805)

Distributions to Shareholders:	(1,924,950)	(1,680,501)

Decrease in Net Assets Resulting from Distributions	(1,924,950)	(1,680,501)

Beneficial Interest Transactions:
Shares sold	974,365	2,353,195
Reinvested dividends and distributions	1,921,648	1,677,686
Shares repurchased	(1,882,816)	(2,651,849)

Increase from Beneficial Interest Transactions	1,013,197	1,379,032

Net Increase (Decrease) in Net Assets	2,461,531	(6,149,274)

Net Assets:
Beginning of period	25,887,556	32,036,830
End of period	$28,349,087	$25,887,556

Share Information:
Shares sold	80,951	162,325
Reinvested distributions	164,807	111,326
Shares repurchased	(152,392)	(189,921)
Increase in Shares of Beneficial Interest	93,366	83,730

(a) Unaudited.

See Notes to Financial Statements

Sector Rotation Fund

Financial Highlights

For a share outstanding during each	March 31,		September 30,
of the fiscal years or period ended	2023	(f)	2022	2021	2020	2019	2018

Net Asset Value, Beginning of Period	$ 11.87		$ 15.27	$ 12.87	$ 12.94	$ 14.58	$ 12.99

Income (Loss) from Investment Operations
Net investment loss (a)(c)(e)	(0.02)		(0.09)	(0.14)	(0.07)	(0.05)	(0.10)
Net realized and unrealized gain (loss)
on investments	1.52		(2.52)	2.70	1.08	(0.46)	2.48

Total from Investment Operations	1.50		(2.61)	2.56	1.01	(0.51)	2.38

Less Distributions to Shareholders:
From net investment income	-		-	-	-	(0.38)	(0.01)
From net realized gain	(0.91)		(0.79)	(0.16)	(1.08)	(0.75)	(0.78)

Total Distributions	(0.91)		(0.79)	(0.16)	(1.08)	(1.13)	(0.79)

Net Asset Value, End of Period	$ 12.46		$ 11.87	$ 15.27	$ 12.87	$ 12.94	$ 14.58

Total Return (b)	13.24%	(h)	(18.20)%	20.03%	8.04%	(2.41)%	19.05%

Net Assets, End of Period (in thousands)	$ 28,349		$ 25,888	$ 32,037	$ 25,589	$ 24,941	$26,707

Ratios of:
Gross Expenses to Average Net
Assets (c)(d)	2.08%	(g)	1.97%	1.95%	2.10%	2.05%	1.96%
Net Expenses to Average Net Assets (c)	2.08%	(g)	1.97%	1.95%	2.10%	2.02%	1.96%
Net Investment Loss to Average
Net Assets (c)(e)	(0.35)%	(g)	(0.67)%	(0.95)%	(0.57)%	(0.38)%	(0.71)%

Portfolio turnover rate	175.15%	(h)	426.15%	211.18%	274.61%	184.39%	219.74%

(a)	Calculated using the average shares method.
(b)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Advisor not waived a portion of its fees, total returns would have been lower.

(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Advisor.
(e)	Recognition of net investment loss by the Fund is affected by the timing of declaration of dividends by the underlying investment companies in which the Fund invests.
(f) Unaudited.
(g) Annualized.
(h) Not annualized.

See Notes to Financial Statements

Sector Rotation Fund

Notes to Financial Statements (Unaudited)

As of March 31, 2023

1.  Organization and Significant Accounting Policies
The Sector Rotation Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.  The Fund is a separate, non-diversified series of the Trust.
The Fund commenced operations on December 31, 2009 as a series of the World Funds Trust (“WFT”).  Shareholders approved the reorganization of the Fund as a series of the Trust at a special meeting on June 22, 2011.  The reorganization occurred on June 27, 2011. Effective November 29, 2010, the Fund changed its name from the Navigator Fund to the Sector Rotation Fund.
The investment objective of the Fund is to seek to achieve capital appreciation.  The Fund utilizes a sector rotation strategy which evaluates the relative strength and momentum of different sectors of the economy in order to identify short-term investment opportunities.  Under normal circumstances, the Fund invests in exchange-traded funds (“ETFs”).  An ETF is an open-end investment company that holds a portfolio of investments designed to track a particular market segment or underlying index.
The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.
Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price.   Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value. Securities and assets for which representative market quotations are not readily available (e.g., (i) an exchange-traded portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time or the validity of a market quotation received is questionable; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s NAV calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A security’s “fair value” price may differ from the price next available for that security using the Fund’s normal pricing procedures.
Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Sector Rotation Fund

Notes to Financial Statements - Continued (Unaudited)

As of March 31, 2023

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2023, for the Fund’s assets measured at fair value:
Sector Rotation Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Exchange-Traded Funds*	$25,589,400	$25,589,400	$-	$-
Short-Term Investment	1,076,246	1,076,246	-	-
Total	$26,665,646	$26,665,646	$-	$-

(a)	The Fund had no Level 3 holdings during the fiscal period ended March 31, 2023.
*Refer to Schedule of Investments for breakdown by Industry.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.
Expenses
The Fund is responsible for all expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.
Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
2.	Transactions with Related Parties and Service Providers
Advisor
The Fund pays a monthly fee to Grimaldi Portfolio Solutions, Inc. (the “Advisor”) calculated at the annual rate of 1.00% of the Fund’s average daily net assets.
The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including, for example, option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees and contractual indemnification of Fund service providers (other than the Advisor)) to not more than 2.14%. The Expense Limitation Agreement runs through January 31, 2024, and may be terminated by the Board at any time. The Advisor cannot recoup from the Fund any amounts paid by the Advisor under the Expense Limitation Agreement.

Sector Rotation Fund

Notes to Financial Statements - Continued (Unaudited)

As of March 31, 2023
For the fiscal period ended March 31, 2023, $135,567 in advisory fees were incurred, and $28 of fees were waived by the Advisor.
Administrator
The Fund pays a monthly fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rates shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund’s custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator receives a portfolio compliance services fee for oversight of post-trade portfolio compliance totaling $625 per month. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month.  As of March 31, 2023, the Administrator received $2,184 in miscellaneous reporting expenses.
A breakdown of the fees is provided in the following table:

Administration Fees*	Custody Fees*
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate	Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
First $250 million	0.100%	First $200 million	0.020%	$2,250	0.01%	$150 per state
Next $250 million	0.080%	Over $200 million	0.009%
Next $250 million	0.060%
Next $250 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.035%

The Fund incurred $17,379 in administration fees, $5,441 in custody fees, and $14,824 in fund accounting fees for the fiscal period ended March 31, 2023.
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the Fund for its services pursuant to the Compliance Services Agreement with the Fund. The Fund incurred $9,828 in compliance fees for the fiscal period ended March 31, 2023.
Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund. The Fund incurred $10,558 in transfer agent fees for the fiscal period ended March 31, 2023.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor receives $6,500 per year paid in monthly installments. This expense is included in the shareholder fulfillment expenses on the Statement of Operations.

Sector Rotation Fund

Notes to Financial Statements - Continued (Unaudited)

As of March 31, 2023

3.   Trustees and Officers
The Trust is governed by the Board of Trustees, which is responsible for the management and supervision of the Fund. The Trustees meet periodically throughout the year to review contractual agreements with companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Each Trustee who is not an “interested person” of the Trust or the Advisor within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustee”) receives $2,000 per series per year, $200 per meeting attended, and $500 per series per special meeting related to contract renewal issues.  The Trust reimburses each Trustee and officer of the Trust for his or her travel and other expenses related to attendance of Board meetings.  Additional fees were incurred during the period as special meetings were necessary in addition to the regularly scheduled meetings of the Board of Trustees.
Certain officers of the Trust may also be officers of the Administrator.
4.   Distribution and Service Fees
The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts. The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Fund for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended March 31, 2023, $33,892 in distribution and service fees were incurred by the Fund.
5.   Purchases and Sales of Investment Securities
For the fiscal period ended March 31, 2023, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$43,516,960	$43,352,503

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended March 31, 2023.
6.   Risks Considerations
Cybersecurity Risk. As part of its business, the Advisor processes, stores, and transmits large amounts of electronic information, including information relating to the transactions of the Fund. The Advisor and the Fund are therefore susceptible to cybersecurity risk. Cybersecurity failures or breaches of the Fund or its service providers have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, the inability of Fund shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties and/or reputational damage. The Fund and its shareholders could be negatively impacted as a result.
COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings.  The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors.  The extent to which COVID-19 will affect the Fund, the Fund’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected by such events. If there is a significant decline in the value of the Fund’s portfolio, this may impact the Fund’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.

Sector Rotation Fund

Notes to Financial Statements - Continued (Unaudited)

As of March 31, 2023
Foreign Securities Risk.  The ETFs held by the Fund may have significant investments in foreign securities. Foreign securities involve investment risks different from those associated with domestic securities.  Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in domestic securities.  The value of foreign currency denominated securities or foreign currency contracts is affected by the value of the local currency relative to the U.S. dollar. There may be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information about issuers of foreign currency denominated securities. The value of foreign investments may be affected by changes in exchange control regulations, application of foreign tax laws (including withholding tax), changes in governmental administration or economic or monetary policy (in this country or abroad) or changed circumstances in dealings between nations. In addition, foreign brokerage commissions, custody fees, and other costs of investing in foreign securities are generally higher than in the United States. Investments in foreign issues could be affected by other factors not present in the United States, including expropriation, armed conflict, confiscatory taxation, and potential difficulties in enforcing contractual obligations.
Investments in ETFs. Since the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the index on which the ETF is based and the value of the Fund’s investment will fluctuate in response to the performance of the underlying index.  ETFs typically incur fees that are separate from those of the Fund.  Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses. ETFs are subject to additional risks such as the fact that its shares may trade at a market price that is above or below its net asset value (“NAV”) or an active market may not develop.
Leveraged or Inverse ETFs. The Fund may invest in leveraged and/or inverse ETFs, including multiple inverse (or ultra-short) ETFs. These ETFs are subject to additional risk not generally associated with traditional ETFs. Leveraged ETFs seek to multiply the performance of the particular benchmark that is tracked (which may be an index, a currency or other benchmark). Inverse ETFs seek to negatively correlate to the performance of the benchmark. These ETFs seek to achieve their returns by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. For example, an inverse ETF tracking the S&P 500 Index will gain 1% when the S&P falls 1% (if it is an ultra-short ETF that seeks twice the inverse return, it will gain 2%), and will lose 1% if the S&P 500 gains 1% (if an ultra-short ETF that seeks twice the inverse return, it would lose 2%). By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, the Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required.
Manager Risk. The Advisor’s ability to choose suitable investments has a significant impact on the ability of the Fund to achieve its investment objectives. The portfolio manager’s experience is discussed in the section of this prospectus entitled “Management of the Fund – Investment Advisor.”
Market Risk.  Market risk refers to the possibility that the value of securities held by the Fund may decline due to daily fluctuations in the securities markets. Stock prices change daily as a result of many factors, including developments affecting the condition of both individual companies and the market in general. The price of a stock may even be affected by factors unrelated to the value or condition of its issuer, such as changes in interest rates, national and international economic and/or political conditions and general equity market conditions.  In a declining stock market, prices for all companies (including those in the Fund’s portfolio) may decline regardless of their long-term prospects. The Fund’s performance per share will change daily in response to such factors.

Sector Rotation Fund

Notes to Financial Statements - Continued (Unaudited)

As of March 31, 2023
Portfolio Turnover Risk.  The Advisor may sell portfolio securities without regard to the length of time they have been held in order to take advantage of new investment opportunities or changing market conditions. As portfolio turnover may involve paying brokerage commissions and other transaction costs, there could be additional expenses for the Fund. High rates of portfolio turnover may also result in the realization of short-term capital gains and losses.  The payment of taxes on gains could adversely affect the Fund’s performance. Any distributions resulting from such gains will be considered ordinary income for federal income tax purposes.
 Sector Focus Risk.  Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors.  As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. The specific risks for each of the sectors in which the Fund may focus its investments include the additional risks described below:
•
Consumer Discretionary.  Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, disposable household income, and consumer spending.  These companies are also subject to severe competition and changes in demographics and consumer tastes, which may have an adverse effect on the performance of these companies.

•
Consumer Staples.  Companies in this sector may be adversely affected by negative changes in the domestic and international economies, interest rates, competition, consumer confidence, and consumer spending. These companies also are subject to the risk that government regulation could affect the permissibility of using various production methods and food additives, which regulations could affect company profitability. The success of food, household, and personal product companies may be strongly affected by consumer tastes, marketing campaigns, and other factors affecting supply and demand.

•
Industrials. Companies in this sector are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, and economic conditions will affect the performance of these companies. These companies can also be cyclical, subject to sharp price movements, and significantly affected by government spending policies.

•
Information Technology.  The performance of companies in this sector may be adversely affected by intense competition both domestically and internationally; limited product lines, markets, financial resources, or personnel; rapid product obsolescence and frequent new product introduction; dramatic and unpredictable changes in growth rates; and dependence on patent and intellectual property rights.

Small-Cap and Mid-Cap Securities Risk.  The Fund or ETFs held by the Fund may invest in securities of small-cap and mid-cap companies, which involve greater volatility than investing in larger and more established companies. Small-cap and mid-cap companies can be subject to more abrupt or erratic share price changes than larger, more established companies.  Securities of these types of companies have limited market liquidity, and their prices may be more volatile.  You should expect that the value of the Fund’s shares will be more volatile than a fund that invests exclusively in large-capitalization companies.
6.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
Management reviewed the Fund’s tax positions taken or to be taken on federal income tax returns for the open tax years of September 30, 2020 through September 30, 2022, and through the fiscal period ended March 31, 2023, and determined that the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

Sector Rotation Fund

Notes to Financial Statements - Continued (Unaudited)

As of March 31, 2023
Distributions during the fiscal year or period ended were characterized for tax purposes as follows:
	March 31, 2023	September 30, 2022
Income Distribution	$ -	$ 906,061
Long-Term Capital Gain	1,924,950	774,440

At March 31, 2023, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$22,086,077

Unrealized Appreciation	4,612,543
Unrealized Depreciation	(32,974)
Net Unrealized Appreciation	$4,579,569

7.  Beneficial Ownership
The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2023, Charles Schwab held 88.09% of the Fund. The Fund has no knowledge as to whether all or any portion of the shares owned of record by Charles Schwab are also owned beneficially.
8.   Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.
9.   Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

Sector Rotation Fund

Additional Information (Unaudited)

As of March 31, 2023

1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s Proxy and Corporate Action Voting Policies and Procedures is included as Appendix B to the Fund’s Statement of Additional Information and is available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.
2.	Quarterly Portfolio Holdings
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov.  You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.
3.	Tax Information
We are required to advise you within 60-days of the Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal period ended March 31, 2023.
During the fiscal period, paid no income distributions and $1,924,950 in long-term capital gain distributions were paid from the Fund.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2022 through March 31, 2023.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

Sector Rotation Fund

Additional Information (Unaudited)

As of March 31, 2023

Sector Rotation Fund	Beginning Account Value October 1, 2022	Ending Account Value March 31, 2023	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,132.40	$10.37
	$1,000.00	$1,015.21	$ 9.80
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio of 1.95%, multiplied by 181/365 (to reflect the one-half year period).
5. Change of Independent Registered Public Accounting Firm
At a meeting held on March 9, 2023, based on the recommendation of the Audit Committee of the Fund, a series of Starboard Investment Trust, and the approval of the Board of Trustees, BBD, LLP resigned as the independent registered public accounting firm for the Fund. At the same meeting, based on the recommendation and approval of the Audit Committee, the full Board of Trustees approved the appointment of Cohen & Company as the Fund’s independent registered public accounting firm for the fiscal year ending September 30, 2023.
The reports of BBD, LLP on the Fund’s financial statements for the last fiscal year contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope, or accounting principles.
During the Fund’s most recent fiscal year, and through March 9, 2023, there were no disagreements with BBD, LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of BBD, LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Fund’s financial statements for such years. During the most recent fiscal year, and through March 9, 2023, there were no reportable events as defined in Item 304(a)(1)(v) of Regulation S-K promulgated by the SEC.
The Fund requested BBD, LLP to furnish them with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter will be filed as an Exhibit to the Form N-CSRs filing to be made on or before June 9, 2023.
6.     Liquidity Risk Management Program
Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940 requires a mutual fund to adopt a liquidity risk management program (“Program”) and disclose information about the operation and effectiveness of its Program in its reports to shareholders.
Under the Program, each of the Fund’s portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the Fund’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.
In accordance with the Liquidity Rule, the Program Administrator prepared, and the Fund’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2021, through November 30, 2022.  During the period, there were no liquidity events that materially impacted the Fund’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the Fund’s liquidity risk, and that during the period the Program was implemented effectively.

Rev. 06/2020
FACTS	WHAT DOES THE SECTOR ROTATION FUND DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■Social Security number and assets
■Account balances and transaction history
■Checking account information and wire transfer instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Sector Rotation Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-773-3863

Who we are
Who is providing this notice?	The Starboard Investment Trust, on behalf of the Sector Rotation Fund, a series of the Trust.

What we do
How does The Sector Rotation Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
We require any companies that help provide our services to you to protect the confidentiality of the personal information they receive.

How does The Sector Rotation Fund collect my personal information?
We collect your personal information, for example, when you
■Open an account or give us your account information
■Make deposits or withdrawals from our account
■Pay us by check or make a wire transfer
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■Sharing for affiliates’ everyday business purposes – information about your creditworthiness
■Affiliates from using your information to market to you
■Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Navigator Money Management, Inc., the investment advisor, is an affiliate of The Sector Rotation Fund.

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.
■ The Sector Rotation Fund does not share information with nonaffiliates so they can market to you.

Joint Marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Sector Rotation Fund does not jointly market.

Sector Rotation Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	Grimaldi Portfolio Solutions, Inc.
116 South Franklin Street	Executive Park
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	1207 Route 9, Suite 10 Wappingers Falls, New York 12590

Telephone: 800-773-3863	Telephone: 845-297-3500

World Wide Web @: ncfunds.com	World Wide Web @: ncfunds.com

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer, Principal Accounting Officer, and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	Change in Registrant’s independent registered public accountant is filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: June 15, 2023	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 15, 2023	Katherine M. Honey President and Principal Executive Officer

/s/ Peter McCabe
Date: June 15, 2023	Peter McCabe Treasurer, Principal Accounting Officer, and Principal Financial Officer